PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3%
	ADVERTISING & MARKETING - 0.1%
383	Interpublic Group of Companies, Inc. (The)	$ 14,776
230	Omnicom Group, Inc.	21,885
		36,661
	AEROSPACE & DEFENSE - 1.8%
558	Boeing Company(a)	117,827
240	General Dynamics Corporation	51,636
364	Howmet Aerospace, Inc.	18,040
48	Huntington Ingalls Industries, Inc.	10,925
234	L3Harris Technologies, Inc.	45,810
230	Lockheed Martin Corporation	105,887
174	Northrop Grumman Corporation	79,309
1,536	Raytheon Technologies Corporation	150,468
45	Teledyne Technologies, Inc.(a)	18,500
253	Textron, Inc.	17,110
46	TransDigm Group, Inc.	41,132
		656,644
	APPAREL & TEXTILE PRODUCTS - 0.5%
340	Hanesbrands, Inc.	1,544
1,239	NIKE, Inc., Class B	136,748
75	PVH Corporation	6,373
52	Ralph Lauren Corporation	6,412
310	Tapestry, Inc.	13,268
234	Under Armour, Inc., Class A(a)	1,689
244	Under Armour, Inc., Class C(a)	1,637
344	VF Corporation	6,567
		174,238
	ASSET MANAGEMENT - 0.7%
109	Ameriprise Financial, Inc.	36,205
120	BlackRock, Inc.	82,938
1,157	Charles Schwab Corporation (The)	65,579
264	Franklin Resources, Inc.	7,051
392	Invesco Ltd.	6,590
186	Raymond James Financial, Inc.	19,301

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	ASSET MANAGEMENT - 0.7% (Continued)
217	T Rowe Price Group, Inc.	$ 24,308
		241,972
	AUTOMOTIVE - 2.0%
235	Aptiv PLC(a)	23,991
198	BorgWarner, Inc.	9,684
3,772	Ford Motor Company	57,070
1,149	General Motors Company	44,305
2,295	Tesla, Inc.(a)	600,763
		735,813
	BANKING - 3.2%
7,503	Bank of America Corporation	215,261
2,039	Citigroup, Inc.	93,876
442	Citizens Financial Group, Inc.	11,527
147	Comerica, Inc.	6,227
730	Fifth Third Bancorp	19,133
183	First Republic Bank	101
1,082	Huntington Bancshares, Inc.	11,664
2,980	JPMorgan Chase & Company	433,411
1,054	KeyCorporation	9,739
194	M&T Bank Corporation	24,009
442	PNC Financial Services Group, Inc. (The)	55,670
975	Regions Financial Corporation	17,375
49	SVB Financial Group(a)	25
1,321	Truist Financial Corporation	40,092
1,389	US Bancorp	45,893
3,798	Wells Fargo & Company	162,099
173	Zions Bancorp NA	4,647
		1,150,749
	BEVERAGES - 1.6%
175	Brown-Forman Corporation, Class B	11,687
3,879	Coca-Cola Company (The)	233,593
162	Constellation Brands, Inc., Class A	39,873
179	Molson Coors Beverage Company, Class B	11,785
790	Monster Beverage Corporation(a)	45,378

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	BEVERAGES - 1.6% (Continued)
1,355	PepsiCo, Inc.	$ 250,973
		593,289
	BIOTECH & PHARMA - 6.1%
1,693	AbbVie, Inc.	228,098
577	Amgen, Inc.	128,106
452	AstraZeneca plc - ADR	32,350
155	Biogen, Inc.(a)	44,152
2,195	Bristol-Myers Squibb Company	140,370
762	Eli Lilly and Company	357,363
1,166	Gilead Sciences, Inc.	89,864
232	Incyte Corporation(a)	14,442
2,708	Johnson & Johnson	448,228
2,403	Merck & Company, Inc.	277,282
240	Organon & Company	4,994
136	Perrigo Company plc	4,617
5,243	Pfizer, Inc.	192,313
80	Regeneron Pharmaceuticals, Inc.(a)	57,483
258	Vertex Pharmaceuticals, Inc.(a)	90,793
718	Viatris, Inc.	7,166
359	Zoetis, Inc.	61,823
		2,179,444
	CABLE & SATELLITE - 0.7%
140	Charter Communications, Inc., Class A(a)	51,432
4,450	Comcast Corporation, Class A	184,898
216	DISH Network Corporation, Class A(a)	1,423
		237,753
	CHEMICALS - 1.8%
224	Air Products and Chemicals, Inc.	67,095
103	Albemarle Corporation	22,978
92	Avery Dennison Corporation	15,806
119	Celanese Corporation	13,780
239	CF Industries Holdings, Inc.	16,591
764	Corteva, Inc.	43,777
723	Dow, Inc.	38,507

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	CHEMICALS - 1.8% (Continued)
676	DuPont de Nemours, Inc.	$ 48,293
126	Eastman Chemical Company	10,549
244	Ecolab, Inc.	45,552
132	FMC Corporation	13,773
101	International Flavors & Fragrances, Inc.	8,039
228	LyondellBasell Industries N.V., Class A	20,937
362	Mosaic Company (The)	12,670
506	New Linde plc	192,827
241	PPG Industries, Inc.	35,740
252	Sherwin-Williams Company (The)	66,911
		673,825
	COMMERCIAL SUPPORT SERVICES - 0.4%
74	Cintas Corporation	36,784
211	Republic Services, Inc.	32,319
114	Robert Half International, Inc.	8,575
210	Rollins, Inc.	8,994
410	Waste Management, Inc.	71,102
		157,774
	CONSTRUCTION MATERIALS - 0.2%
67	Martin Marietta Materials, Inc.	30,933
143	Vulcan Materials Company	32,238
		63,171
	CONTAINERS & PACKAGING - 0.2%
1,530	Amcor PLC	15,269
345	Ball Corporation	20,082
392	International Paper Company	12,470
94	Packaging Corporation of America	12,423
158	Sealed Air Corporation	6,320
314	Westrock Company	9,128
		75,692
	DATA CENTER REIT - 0.3%
206	Digital Realty Trust, Inc.	23,457
82	Equinix, Inc.	64,282
		87,739

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	DIVERSIFIED INDUSTRIALS - 1.4%
151	Dover Corporation	$ 22,295
364	Eaton Corporation PLC	73,200
611	Emerson Electric Company	55,228
1,155	General Electric Company	126,877
728	Honeywell International, Inc.	151,061
296	Illinois Tool Works, Inc.	74,047
154	Pentair PLC	9,948
		512,656
	E-COMMERCE DISCRETIONARY - 3.2%
8,300	Amazon.com, Inc.(a)(e)	1,081,989
740	eBay, Inc.	33,071
120	Etsy, Inc.(a)	10,153
		1,125,213
	ELECTRIC UTILITIES - 2.4%
691	AES Corporation (The)	14,324
279	Alliant Energy Corporation	14,642
277	Ameren Corporation	22,623
540	American Electric Power Company, Inc.	45,468
521	CenterPoint Energy, Inc.	15,187
327	CMS Energy Corporation	19,211
298	Consolidated Edison, Inc.	26,939
341	Constellation Energy Corporation	31,219
745	Dominion Energy, Inc.	38,584
204	DTE Energy Company	22,444
685	Duke Energy Corporation	61,472
399	Edison International	27,711
214	Entergy Corporation	20,837
241	Evergy, Inc.	14,079
382	Eversource Energy	27,091
1,024	Exelon Corporation	41,718
621	FirstEnergy Corporation	24,144
1,908	NextEra Energy, Inc.	141,573
238	NRG Energy, Inc.	8,899
108	Pinnacle West Capital Corporation	8,798

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	ELECTRIC UTILITIES - 2.4% (Continued)
815	PPL Corporation	$ 21,565
561	Public Service Enterprise Group, Inc.	35,124
311	Sempra Energy	45,278
1,131	Southern Company (The)	79,453
346	WEC Energy Group, Inc.	30,531
574	Xcel Energy, Inc.	35,686
		874,600
	ELECTRICAL EQUIPMENT - 1.3%
140	A O Smith Corporation	10,189
96	Allegion plc	11,522
218	AMETEK, Inc.	35,290
584	Amphenol Corporation, Class A	49,611
729	Carrier Global Corporation	36,239
316	Fortive Corporation	23,627
810	Johnson Controls International plc	55,194
193	Keysight Technologies, Inc.(a)	32,318
397	Otis Worldwide Corporation	35,337
103	Rockwell Automation, Inc.	33,933
95	Roper Technologies, Inc.	45,676
321	TE Connectivity Ltd.	44,991
249	Trane Technologies PLC	47,624
126	Vontier Corporation	4,058
		465,609
	ENGINEERING & CONSTRUCTION - 0.1%
134	Jacobs Solutions, Inc.	15,931
155	Quanta Services, Inc.	30,450
86	Technip Energies N.V. - ADR	1,983
		48,364
	ENTERTAINMENT CONTENT - 1.0%
831	Activision Blizzard, Inc.(a)	70,053
319	Electronic Arts, Inc.	41,374
339	Fox Corporation, Class A	11,526
154	Fox Corporation - Class B, CLASS B	4,911
459	Paramount Global, Class B	7,303

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	ENTERTAINMENT CONTENT - 1.0% (Continued)
122	Take-Two Interactive Software, Inc.(a)	$ 17,954
1,908	Walt Disney Company (The)(a)	170,347
2,212	Warner Bros Discovery, Inc.(a)	27,738
		351,206
	FOOD - 1.0%
177	Campbell Soup Company	8,091
524	Conagra Brands, Inc.	17,669
649	General Mills, Inc.	49,778
168	Hershey Company (The)	41,950
279	Hormel Foods Corporation	11,221
118	J M Smucker Company (The)	17,425
269	Kellogg Company	18,131
635	Kraft Heinz Company (The)	22,543
139	Lamb Weston Holdings, Inc.	15,978
262	McCormick & Company, Inc.	22,854
1,397	Mondelez International, Inc., Class A	101,897
321	Tyson Foods, Inc., Class A	16,384
		343,921
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(b)
35	Sylvamo Corporation	1,416

	GAS & WATER UTILITIES - 0.2%
201	American Water Works Company, Inc.	28,693
132	Atmos Energy Corporation	15,357
372	NiSource, Inc.	10,174
		54,224
	HEALTH CARE FACILITIES & SERVICES - 3.3%
157	AmerisourceBergen Corporation	30,212
291	Cardinal Health, Inc.	27,520
164	Catalent, Inc.(a)	7,111
657	Centene Corporation(a)	44,315
325	Cigna Group (The)	91,195
1,386	CVS Health Corporation	95,814
88	DaVita, Inc.(a)	8,841

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.3% (Continued)
252	Elevance Health, Inc.	$ 111,961
257	HCA Healthcare, Inc.	77,994
142	Henry Schein, Inc.(a)	11,516
135	Humana, Inc.	60,363
174	IQVIA Holdings, Inc.(a)	39,110
95	Laboratory Corp of America Holdings	22,926
190	McKesson Corporation	81,189
130	Quest Diagnostics, Inc.	18,273
918	UnitedHealth Group, Inc.	441,227
76	Universal Health Services, Inc., Class B	11,991
		1,181,558
	HEALTH CARE REIT - 0.1%
527	Healthpeak Properties, Inc.	10,593
373	Ventas, Inc.	17,632
410	Welltower, Inc.	33,165
		61,390
	HOME & OFFICE PRODUCTS - 0.0%(b)
137	Leggett & Platt, Inc.	4,058
421	Newell Brands, Inc.	3,663
58	Whirlpool Corporation	8,629
		16,350
	HOME CONSTRUCTION - 0.4%
274	DR Horton, Inc.	33,343
109	Fortune Brands Innovations, Inc.	7,843
287	Lennar Corporation, Class A	35,963
287	Masco Corporation	16,468
109	Masterbrand, Inc.(a)	1,268
64	Mohawk Industries, Inc.(a)	6,602
3	NVR, Inc.(a)	19,052
213	PulteGroup, Inc.	16,546
		137,085
	HOTEL REITS - 0.0%(b)
699	Host Hotels & Resorts, Inc.	11,764

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	HOUSEHOLD PRODUCTS - 1.6%
272	Church & Dwight Company, Inc.	$ 27,263
139	Clorox Company (The)	22,107
826	Colgate-Palmolive Company	63,635
222	Estee Lauder Companies, Inc. (The), Class A	43,596
314	Kimberly-Clark Corporation	43,351
2,385	Procter & Gamble Company (The)	361,899
		561,851
	INDUSTRIAL REIT - 0.4%
866	Prologis, Inc.	106,197

	INDUSTRIAL SUPPORT SERVICES - 0.3%
550	Fastenal Company	32,445
66	United Rentals, Inc.	29,394
41	WW Grainger, Inc.	32,332
		94,171
	INFRASTRUCTURE REIT - 0.5%
408	American Tower Corporation	79,127
401	Crown Castle, Inc.	45,690
110	SBA Communications Corporation, A	25,494
		150,311
	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
922	Bank of New York Mellon Corporation (The)	41,047
118	Cboe Global Markets, Inc.	16,285
387	CME Group, Inc.	71,707
326	Goldman Sachs Group, Inc. (The)	105,149
588	Intercontinental Exchange, Inc.	66,491
1,418	Morgan Stanley	121,098
351	Nasdaq, Inc.	17,497
231	Northern Trust Corporation	17,126
384	State Street Corporation	28,101
		484,501
	INSURANCE - 4.3%
795	Aflac, Inc.	55,491
356	Allstate Corporation (The)	38,818

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	INSURANCE - 4.3% (Continued)
753	American International Group, Inc.	$ 43,328
220	Aon PLC, CLASS A	75,944
164	Arthur J Gallagher & Company	36,009
67	Assurant, Inc.	8,423
2,072	Berkshire Hathaway, Inc., Class B(a)	706,551
464	Chubb Ltd.	89,348
237	Cincinnati Financial Corporation	23,065
38	Everest Re Group Ltd.	12,991
111	Globe Life, Inc.	12,168
396	Hartford Financial Services Group, Inc. (The)	28,520
173	Lincoln National Corporation	4,456
259	Loews Corporation	15,379
532	Marsh & McLennan Companies, Inc.	100,059
806	MetLife, Inc.	45,563
227	Principal Financial Group, Inc.	17,216
652	Progressive Corporation (The)	86,305
407	Prudential Financial, Inc.	35,906
293	Travelers Companies, Inc. (The)	50,882
226	Unum Group	10,780
219	W R Berkley Corporation	13,044
134	Willis Towers Watson PLC	31,557
		1,541,803
	INTERNET MEDIA & SERVICES - 4.6%
5,680	Alphabet, Inc., Class A(a)(e)	679,895
5,460	Alphabet, Inc., Class C(a)(e)	660,496
41	Booking Holdings, Inc.(a)	110,714
121	Expedia Group, Inc.(a)	13,236
463	Netflix, Inc.(a)	203,947
96	VeriSign, Inc.(a)	21,693
		1,689,981
	LEISURE FACILITIES & SERVICES - 1.8%
369	Carnival Corporation(a)	6,948
23	Chipotle Mexican Grill, Inc.(a)	49,197
113	Darden Restaurants, Inc.	18,880

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	LEISURE FACILITIES & SERVICES - 1.8% (Continued)
38	Domino's Pizza, Inc.	$ 12,806
284	Hilton Worldwide Holdings, Inc.	41,336
343	Las Vegas Sands Corporation(a)	19,894
127	Live Nation Entertainment, Inc.(a)	11,571
258	Marriott International, Inc., Class A	47,392
707	McDonald's Corporation	210,976
475	MGM Resorts International	20,862
210	Norwegian Cruise Line Holdings Ltd.(a)	4,572
166	Royal Caribbean Cruises Ltd.(a)	17,221
1,246	Starbucks Corporation	123,429
92	Wynn Resorts Ltd.	9,716
319	Yum! Brands, Inc.	44,197
		638,997
	LEISURE PRODUCTS - 0.0%(b)
146	Hasbro, Inc.	9,456

	MACHINERY - 1.1%
581	Caterpillar, Inc.	142,955
323	Deere & Company	130,876
140	Flowserve Corporation	5,201
73	IDEX Corporation	15,714
342	Ingersoll Rand, Inc.	22,353
109	Parker-Hannifin Corporation	42,514
51	Snap-on, Inc.	14,698
136	Stanley Black & Decker, Inc.	12,745
186	Xylem, Inc.	20,947
		408,003
	MEDICAL EQUIPMENT & DEVICES - 4.3%
1,715	Abbott Laboratories	186,969
44	ABIOMED, Inc. - CVR(a)	–
299	Agilent Technologies, Inc.	35,955
70	Align Technology, Inc.(a)	24,755
487	Baxter International, Inc.	22,188
297	Becton Dickinson and Company	78,411

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.3% (Continued)
21	Bio-Rad Laboratories, Inc., Class A(a)	$ 7,962
1,472	Boston Scientific Corporation(a)	79,620
48	Cooper Companies, Inc. (The)	18,405
615	Danaher Corporation	147,600
214	Dentsply Sirona, Inc.	8,564
376	DexCom, Inc.(a)	48,320
681	Edwards Lifesciences Corporation(a)	64,239
59	Embecta Corporation	1,274
385	GE HealthCare Technologies, Inc.	31,277
249	Hologic, Inc.(a)	20,162
79	IDEXX Laboratories, Inc.(a)	39,676
157	Illumina, Inc.(a)	29,436
342	Intuitive Surgical, Inc.(a)	116,943
1,329	Medtronic PLC	117,085
23	Mettler-Toledo International, Inc.(a)	30,168
111	PerkinElmer, Inc.	13,186
139	ResMed, Inc.	30,372
83	STERIS plc	18,673
335	Stryker Corporation	102,205
45	Teleflex, Inc.	10,891
395	Thermo Fisher Scientific, Inc.	206,090
61	Waters Corporation(a)	16,259
74	West Pharmaceutical Services, Inc.	28,303
204	Zimmer Biomet Holdings, Inc.	29,702
20	Zimvie, Inc.(a)	225
		1,564,915
	METALS & MINING - 0.3%
1,337	Freeport-McMoRan, Inc.	53,480
880	Newmont Corporation	37,541
		91,021
	MULTI ASSET CLASS REIT - 0.0%(b)
154	Vornado Realty Trust	2,794

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	OFFICE REIT - 0.0%(b)
118	Alexandria Real Estate Equities, Inc.	$ 13,392
139	Boston Properties, Inc.	8,005
32	Orion Office REIT, Inc.	212
68	SL Green Realty Corporation	2,043
		23,652
	OIL & GAS PRODUCERS - 3.9%
372	APA Corporation	12,711
1,850	Chevron Corporation	291,098
1,271	ConocoPhillips	131,688
411	Coterra Energy, Inc.	10,398
376	Devon Energy Corporation	18,176
160	Diamondback Energy, Inc.	21,018
102	DT Midstream, Inc.	5,056
573	EOG Resources, Inc.	65,574
4,422	Exxon Mobil Corporation	474,259
270	Hess Corporation	36,707
152	HF Sinclair Corporation	6,781
1,871	Kinder Morgan, Inc.	32,219
777	Marathon Oil Corporation	17,887
637	Marathon Petroleum Corporation	74,274
850	Occidental Petroleum Corporation	49,980
436	ONEOK, Inc.	26,910
424	Phillips 66	40,441
162	Pioneer Natural Resources Company	33,563
398	Valero Energy Corporation	46,685
1,200	Williams Companies, Inc. (The)	39,156
		1,434,581
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
649	Baker Hughes Company	20,515
865	Halliburton Company	28,536
390	NOV, Inc.	6,256
1,377	Schlumberger Ltd.	67,638
431	TechnipFMC plc(a)	7,163
		130,108

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	PUBLISHING & BROADCASTING - 0.0%(b)
306	News Corporation, CLASS A - NON-VOTING	$ 5,967
101	News Corporation, Class B	1,992
		7,959
	REAL ESTATE SERVICES - 0.1%
330	CBRE Group, Inc., Class A(a)	26,634

	RESIDENTIAL REIT - 0.2%
137	AvalonBay Communities, Inc.	25,930
334	Equity Residential	22,034
64	Essex Property Trust, Inc.	14,995
117	Mid-America Apartment Communities, Inc.	17,768
311	UDR, Inc.	13,361
		94,088
	RETAIL - CONSUMER STAPLES - 1.6%
392	Costco Wholesale Corporation	211,044
225	Dollar General Corporation	38,201
247	Dollar Tree, Inc.(a)	35,445
900	Kroger Company (The)	42,300
455	Target Corporation	60,015
881	Walgreens Boots Alliance, Inc.	25,100
1,263	Walmart, Inc.	198,517
		610,622
	RETAIL - DISCRETIONARY - 2.4%
63	Advance Auto Parts, Inc.	4,429
23	AutoZone, Inc.(a)	57,347
216	Bath & Body Works, Inc.	8,100
213	Best Buy Company, Inc.	17,455
152	CarMax, Inc.(a)	12,722
226	Gap, Inc. (The)	2,018
149	Genuine Parts Company	25,215
1,006	Home Depot, Inc. (The)	312,505
767	Lowe's Companies, Inc.	173,112
75	O'Reilly Automotive, Inc.(a)	71,648
356	Ross Stores, Inc.	39,918

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	RETAIL - DISCRETIONARY - 2.4% (Continued)
1,188	TJX Companies, Inc. (The)	$ 100,731
114	Tractor Supply Company	25,205
61	Ulta Beauty, Inc.(a)	28,706
72	Victoria's Secret & Company(a)	1,255
		880,366
	RETAIL REIT - 0.2%
69	Federal Realty Investment Trust	6,677
425	Kimco Realty Corporation	8,381
329	Realty Income Corporation	19,671
155	Regency Centers Corporation	9,574
323	Simon Property Group, Inc.	37,300
		81,603
	SELF-STORAGE REIT - 0.2%
123	Extra Space Storage, Inc.	18,309
151	Public Storage	44,074
		62,383
	SEMICONDUCTORS - 6.4%
909	Advanced Micro Devices, Inc.(a)	103,544
531	Analog Devices, Inc.	103,444
984	Applied Materials, Inc.	142,227
410	Broadcom, Inc.	355,646
37	IPG Photonics Corporation(a)	5,025
153	KLA Corporation	74,208
135	Lam Research Corporation	86,786
432	Microchip Technology, Inc.	38,703
942	Micron Technology, Inc.	59,450
2,356	NVIDIA Corporation	996,636
111	Qorvo, Inc.(a)	11,325
1,140	QUALCOMM, Inc.	135,706
161	Skyworks Solutions, Inc.	17,821
161	Teradyne, Inc.	17,924
899	Texas Instruments, Inc.	161,838
		2,310,283

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	SOFTWARE - 10.1%
441	Adobe, Inc.(a)	$ 215,645
150	Akamai Technologies, Inc.(a)	13,481
83	ANSYS, Inc.(a)	27,412
224	Autodesk, Inc.(a)	45,833
261	Cadence Design Systems, Inc.(a)	61,210
650	Fortinet, Inc.(a)	49,134
581	Gen Digital, Inc.	10,778
246	Intuit, Inc.	112,715
7,444	Microsoft Corporation(e)	2,534,979
2,082	Oracle Corporation	247,944
771	Salesforce, Inc.(a)	162,881
169	ServiceNow, Inc.(a)	94,973
135	Synopsys, Inc.(a)	58,780
40	Tyler Technologies, Inc.(a)	16,659
		3,652,424
	SPECIALTY FINANCE - 0.6%
643	American Express Company	112,011
431	Capital One Financial Corporation	47,138
286	Discover Financial Services	33,419
541	Synchrony Financial	18,351
		210,919
	SPECIALTY REITS - 0.0%(b)
316	Iron Mountain, Inc.	17,955

	STEEL - 0.1%
304	Nucor Corporation	49,850

	TECHNOLOGY HARDWARE - 10.2%
16,418	Apple, Inc.(e)	3,184,600
204	Arista Networks, Inc.(a)	33,060
4,461	Cisco Systems, Inc.	230,813
752	Corning, Inc.	26,350
61	F5, Inc.(a)	8,922
149	Garmin Ltd.	15,539

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TECHNOLOGY HARDWARE - 10.2% (Continued)
1,288	Hewlett Packard Enterprise Company	$ 21,638
1,352	HP, Inc.	41,520
342	Juniper Networks, Inc.	10,715
161	Motorola Solutions, Inc.	47,218
217	NetApp, Inc.	16,579
217	Seagate Technology Holdings PLC	13,426
302	Western Digital Corporation(a)	11,455
165	Xerox Holdings Corporation	2,457
51	Zebra Technologies Corporation, Class A(a)	15,087
		3,679,379
	TECHNOLOGY SERVICES - 4.9%
643	Accenture PLC, Class A	198,417
435	Automatic Data Processing, Inc.	95,609
115	Broadridge Financial Solutions, Inc.	19,047
142	CDW Corporation	26,057
524	Cognizant Technology Solutions Corporation, Class A	34,207
249	DXC Technology Company(a)	6,653
114	Equifax, Inc.	26,824
615	Fidelity National Information Services, Inc.	33,641
568	Fiserv, Inc.(a)	71,653
82	FleetCor Technologies, Inc.(a)	20,589
88	Gartner, Inc.(a)	30,827
280	Global Payments, Inc.	27,586
897	International Business Machines Corporation	120,028
80	Jack Henry & Associates, Inc.	13,386
179	Kyndryl Holdings, Inc.(a)	2,377
124	Leidos Holdings, Inc.	10,972
39	MarketAxess Holdings, Inc.	10,195
855	Mastercard, Inc., Class A	336,271
166	Moody's Corporation	57,722
83	MSCI, Inc.	38,951
311	Paychex, Inc.	34,792
293	S&P Global, Inc.	117,461
170	Verisk Analytics, Inc.	38,425

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TECHNOLOGY SERVICES - 4.9% (Continued)
1,637	Visa, Inc., Class A	$ 388,754
411	Western Union Company (The)	4,821
		1,765,265
	TELECOMMUNICATIONS - 0.2%
1,036	Lumen Technologies, Inc.	2,341
424	T-Mobile US, Inc.(a)	58,894
		61,235
	TIMBER REIT - 0.1%
729	Weyerhaeuser Company	24,429

	TOBACCO & CANNABIS - 0.7%
1,895	Altria Group, Inc.	85,844
1,586	Philip Morris International, Inc.	154,825
		240,669
	TRANSPORTATION & LOGISTICS - 1.8%
124	Alaska Air Group, Inc.(a)	6,594
442	American Airlines Group, Inc.(a)	7,929
282	Canadian Pacific Kansas City Ltd.	22,777
134	CH Robinson Worldwide, Inc.	12,643
2,331	CSX Corporation	79,487
620	Delta Air Lines, Inc.(a)	29,475
179	Expeditors International of Washington, Inc.	21,682
221	FedEx Corporation	54,786
89	JB Hunt Transport Services, Inc.	16,112
253	Norfolk Southern Corporation	57,370
94	Old Dominion Freight Line, Inc.	34,757
534	Southwest Airlines Company	19,336
646	Union Pacific Corporation	132,186
244	United Airlines Holdings, Inc.(a)	13,388
706	United Parcel Service, Inc., Class B	126,551
		635,073
	TRANSPORTATION EQUIPMENT - 0.3%
149	Cummins, Inc.	36,529
534	PACCAR, Inc.	44,669

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TRANSPORTATION EQUIPMENT - 0.3% (Continued)
178	Westinghouse Air Brake Technologies Corporation	$ 19,521
		100,719
	WHOLESALE - CONSUMER STAPLES - 0.2%
612	Archer-Daniels-Midland Company	46,243
526	Sysco Corporation	39,029
		85,272
	WHOLESALE - DISCRETIONARY - 0.2%
352	Copart, Inc.(a)	32,106
268	LKQ Corporation	15,616
39	Pool Corporation	14,611
		62,333

	TOTAL COMMON STOCKS (Cost $22,259,483)	35,841,922

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
194,500	First American Government Obligations Fund Class X, Class X, 5.01% (Cost $194,500)(c)	194,500

	TOTAL INVESTMENTS - 99.8% (Cost $22,453,983)	$ 36,036,422
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	67,092
	NET ASSETS - 100.0%	$ 36,103,514

PERSIMMON LONG/SHORT FUND
SCHEDULE OF FUTURES CONTRACTS
June 30, 2023 (Unaudited)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Value and Unrealized Appreciation (Depreciation)
10	CME E-Mini Standard & Poor's 500 Index Futures,	09/15/2023	$ 2,244,125	$ 10,750
TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2023.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(e)	Securities pledged as collateral. As of June 30, 2023 securities pledged as collateral had a market value of $8,141,959.